Correction of Errors and Restatement - Consolidated Statement of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income	$ 2,771	$ 2,002	$ 7,465	$ 4,230	$ 4,753	$ 3,715
Comprehensive income	$ 2,710	$ 1,977	$ 6,828	$ 4,077	$ 4,252	3,841
Before restatement
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income						3,969
Comprehensive income						4,095
Restatement
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income						(254)
Comprehensive income						$ (254)